Long-term Debt and Other Financing Arrangements - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	$ 6,184	$ 6,359
Weighted interest rate	4.86%	5.68%
Capital lease and other financing obligations	107	115
Bank overdrafts	5	1
Short-term debt	7	6
Total debt and other financing arrangements	6,303	6,481
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Long-term debt and capital lease obligations	5,941	6,331
Long-term debt, Fair Value	6,334	6,475
Senior secured term loan due 2013 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	218	1,287
Long-term debt, Fair Value	218	1,270
Senior secured term loan due 2013 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	34	186
Long-term debt, Fair Value	34	183
Senior secured term loan due 2016 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,315	2,338
Long-term debt, Fair Value	2,324	2,290
Senior secured term loan due 2016 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	347	345
Long-term debt, Fair Value	347	338
Senior secured term loan due 2017
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		500
Long-term debt, Fair Value		538
Senior secured term loan due 2017 | LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,176
Long-term debt, Fair Value	1,173
Senior secured credit facilities
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	4,090	4,656
Long-term debt, Fair Value	4,096	4,619
Senior debenture loan due 2016
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		307
Long-term debt, Fair Value		350
Senior debenture loan due 2014
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	209	204
Long-term debt, Fair Value	232	234
Senior debenture loan due 2018
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,084	1,084
Long-term debt, Fair Value	1,211	1,165
Senior debenture loan due 2020
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	800
Long-term debt, Fair Value	794
Private placement debenture loan due 2012
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		39
Long-term debt, Fair Value		39
Private placement debenture loan due 2012 | Euro LIBOR based variable rate
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		65
Long-term debt, Fair Value		64
Debenture Loans
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,093	1,699
Weighted interest rate	7.60%	9.94%
Long-term debt, Fair Value	2,237	1,852
Other loans
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1	4
Long-term debt, Fair Value	$ 1	$ 4
Senior secured credit facilities
Debt Instrument [Line Items]
Weighted interest rate	3.46%	4.13%